Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000034229 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	3.00%
C000034229 | FR_677172009
Holdings [Line Items]
Percent of Total Investments	1.40%
C000034229 | FR_ACI2FP298
Holdings [Line Items]
Percent of Total Investments	1.30%
C000034229 | FR_ACI2DNX59
Holdings [Line Items]
Percent of Total Investments	1.00%
C000034229 | FR_BMMV2K903
Holdings [Line Items]
Percent of Total Investments	0.90%
C000034229 | FR_645026907
Holdings [Line Items]
Percent of Total Investments	0.90%
C000034229 | FR_656320900
Holdings [Line Items]
Percent of Total Investments	0.70%
C000034229 | FR_B03MYT908
Holdings [Line Items]
Percent of Total Investments	0.70%
C000034229 | FR_620512905
Holdings [Line Items]
Percent of Total Investments	0.60%
C000034229 | FR_268453008
Holdings [Line Items]
Percent of Total Investments	0.60%
C000034229 | Developed Europe
Holdings [Line Items]
Percent of Total Investments	0.60%
C000034229 | North America
Holdings [Line Items]
Percent of Total Investments	1.50%
C000034229 | Africa
Holdings [Line Items]
Percent of Total Investments	7.90%
C000034229 | Middle East
Holdings [Line Items]
Percent of Total Investments	10.70%
C000034229 | Emerging Europe
Holdings [Line Items]
Percent of Total Investments	12.60%
C000034229 | Latin America
Holdings [Line Items]
Percent of Total Investments	15.50%
C000034229 | Asia
Holdings [Line Items]
Percent of Total Investments	51.20%
C000034229 | Petroleo Brasileiro SA - Petrobras7.625
Holdings [Line Items]
Percent of Total Investments	11.10%
C000034230 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	3.00%
C000034230 | FR_677172009
Holdings [Line Items]
Percent of Total Investments	1.40%
C000034230 | FR_ACI2FP298
Holdings [Line Items]
Percent of Total Investments	1.30%
C000034230 | FR_ACI2DNX59
Holdings [Line Items]
Percent of Total Investments	1.00%
C000034230 | FR_BMMV2K903
Holdings [Line Items]
Percent of Total Investments	0.90%
C000034230 | FR_645026907
Holdings [Line Items]
Percent of Total Investments	0.90%
C000034230 | FR_656320900
Holdings [Line Items]
Percent of Total Investments	0.70%
C000034230 | FR_B03MYT908
Holdings [Line Items]
Percent of Total Investments	0.70%
C000034230 | FR_620512905
Holdings [Line Items]
Percent of Total Investments	0.60%
C000034230 | FR_268453008
Holdings [Line Items]
Percent of Total Investments	0.60%
C000034230 | Developed Europe
Holdings [Line Items]
Percent of Total Investments	0.60%
C000034230 | North America
Holdings [Line Items]
Percent of Total Investments	1.50%
C000034230 | Africa
Holdings [Line Items]
Percent of Total Investments	7.90%
C000034230 | Middle East
Holdings [Line Items]
Percent of Total Investments	10.70%
C000034230 | Emerging Europe
Holdings [Line Items]
Percent of Total Investments	12.60%
C000034230 | Latin America
Holdings [Line Items]
Percent of Total Investments	15.50%
C000034230 | Asia
Holdings [Line Items]
Percent of Total Investments	51.20%
C000034230 | Petroleo Brasileiro SA - Petrobras7.625
Holdings [Line Items]
Percent of Total Investments	11.10%
C000034231 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	3.00%
C000034231 | FR_677172009
Holdings [Line Items]
Percent of Total Investments	1.40%
C000034231 | FR_ACI2FP298
Holdings [Line Items]
Percent of Total Investments	1.30%
C000034231 | FR_ACI2DNX59
Holdings [Line Items]
Percent of Total Investments	1.00%
C000034231 | FR_BMMV2K903
Holdings [Line Items]
Percent of Total Investments	0.90%
C000034231 | FR_645026907
Holdings [Line Items]
Percent of Total Investments	0.90%
C000034231 | FR_656320900
Holdings [Line Items]
Percent of Total Investments	0.70%
C000034231 | FR_B03MYT908
Holdings [Line Items]
Percent of Total Investments	0.70%
C000034231 | FR_620512905
Holdings [Line Items]
Percent of Total Investments	0.60%
C000034231 | FR_268453008
Holdings [Line Items]
Percent of Total Investments	0.60%
C000034231 | Developed Europe
Holdings [Line Items]
Percent of Total Investments	0.60%
C000034231 | North America
Holdings [Line Items]
Percent of Total Investments	1.50%
C000034231 | Africa
Holdings [Line Items]
Percent of Total Investments	7.90%
C000034231 | Middle East
Holdings [Line Items]
Percent of Total Investments	10.70%
C000034231 | Emerging Europe
Holdings [Line Items]
Percent of Total Investments	12.60%
C000034231 | Latin America
Holdings [Line Items]
Percent of Total Investments	15.50%
C000034231 | Asia
Holdings [Line Items]
Percent of Total Investments	51.20%
C000034231 | Petroleo Brasileiro SA - Petrobras7.625
Holdings [Line Items]
Percent of Total Investments	11.10%
C000142449 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	3.00%
C000142449 | FR_677172009
Holdings [Line Items]
Percent of Total Investments	1.40%
C000142449 | FR_ACI2FP298
Holdings [Line Items]
Percent of Total Investments	1.30%
C000142449 | FR_ACI2DNX59
Holdings [Line Items]
Percent of Total Investments	1.00%
C000142449 | FR_BMMV2K903
Holdings [Line Items]
Percent of Total Investments	0.90%
C000142449 | FR_645026907
Holdings [Line Items]
Percent of Total Investments	0.90%
C000142449 | FR_656320900
Holdings [Line Items]
Percent of Total Investments	0.70%
C000142449 | FR_B03MYT908
Holdings [Line Items]
Percent of Total Investments	0.70%
C000142449 | FR_620512905
Holdings [Line Items]
Percent of Total Investments	0.60%
C000142449 | FR_268453008
Holdings [Line Items]
Percent of Total Investments	0.60%
C000142449 | Developed Europe
Holdings [Line Items]
Percent of Total Investments	0.60%
C000142449 | North America
Holdings [Line Items]
Percent of Total Investments	1.50%
C000142449 | Africa
Holdings [Line Items]
Percent of Total Investments	7.90%
C000142449 | Middle East
Holdings [Line Items]
Percent of Total Investments	10.70%
C000142449 | Emerging Europe
Holdings [Line Items]
Percent of Total Investments	12.60%
C000142449 | Latin America
Holdings [Line Items]
Percent of Total Investments	15.50%
C000142449 | Asia
Holdings [Line Items]
Percent of Total Investments	51.20%
C000142449 | Petroleo Brasileiro SA - Petrobras7.625
Holdings [Line Items]
Percent of Total Investments	11.10%
C000086647 | FR_712387901
Holdings [Line Items]
Percent of Total Investments	1.00%
C000086647 | FR_ACI06R7K8
Holdings [Line Items]
Percent of Total Investments	0.90%
C000086647 | FR_494290901
Holdings [Line Items]
Percent of Total Investments	0.90%
C000086647 | FR_584235907
Holdings [Line Items]
Percent of Total Investments	0.90%
C000086647 | FR_BP6MXD906
Holdings [Line Items]
Percent of Total Investments	0.80%
C000086647 | FR_B0C2CQ902
Holdings [Line Items]
Percent of Total Investments	0.80%
C000086647 | FR_B1YXBJ905
Holdings [Line Items]
Percent of Total Investments	0.80%
C000086647 | FR_B15C55900
Holdings [Line Items]
Percent of Total Investments	0.80%
C000086647 | FR_517617908
Holdings [Line Items]
Percent of Total Investments	0.80%
C000086647 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Total Investments	0.70%
C000086647 | Developed Europe
Holdings [Line Items]
Percent of Total Investments	65.60%
C000086647 | North America
Holdings [Line Items]
Percent of Total Investments	1.70%
C000086647 | Asia
Holdings [Line Items]
Percent of Total Investments	21.10%
C000086647 | Developed Middle East
Holdings [Line Items]
Percent of Total Investments	2.10%
C000086647 | Australasia/Pacific
Holdings [Line Items]
Percent of Total Investments	9.50%
C000086647 | ASML Holding NV
Holdings [Line Items]
Percent of Total Investments	8.40%
C000161753 | FR_712387901
Holdings [Line Items]
Percent of Total Investments	1.00%
C000161753 | FR_ACI06R7K8
Holdings [Line Items]
Percent of Total Investments	0.90%
C000161753 | FR_494290901
Holdings [Line Items]
Percent of Total Investments	0.90%
C000161753 | FR_584235907
Holdings [Line Items]
Percent of Total Investments	0.90%
C000161753 | FR_BP6MXD906
Holdings [Line Items]
Percent of Total Investments	0.80%
C000161753 | FR_B0C2CQ902
Holdings [Line Items]
Percent of Total Investments	0.80%
C000161753 | FR_B1YXBJ905
Holdings [Line Items]
Percent of Total Investments	0.80%
C000161753 | FR_B15C55900
Holdings [Line Items]
Percent of Total Investments	0.80%
C000161753 | FR_517617908
Holdings [Line Items]
Percent of Total Investments	0.80%
C000161753 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Total Investments	0.70%
C000161753 | Developed Europe
Holdings [Line Items]
Percent of Total Investments	65.60%
C000161753 | North America
Holdings [Line Items]
Percent of Total Investments	1.70%
C000161753 | Asia
Holdings [Line Items]
Percent of Total Investments	21.10%
C000161753 | Developed Middle East
Holdings [Line Items]
Percent of Total Investments	2.10%
C000161753 | Australasia/Pacific
Holdings [Line Items]
Percent of Total Investments	9.50%
C000161753 | ASML Holding NV
Holdings [Line Items]
Percent of Total Investments	8.40%
C000161754 | FR_712387901
Holdings [Line Items]
Percent of Total Investments	1.00%
C000161754 | FR_ACI06R7K8
Holdings [Line Items]
Percent of Total Investments	0.90%
C000161754 | FR_494290901
Holdings [Line Items]
Percent of Total Investments	0.90%
C000161754 | FR_584235907
Holdings [Line Items]
Percent of Total Investments	0.90%
C000161754 | FR_BP6MXD906
Holdings [Line Items]
Percent of Total Investments	0.80%
C000161754 | FR_B0C2CQ902
Holdings [Line Items]
Percent of Total Investments	0.80%
C000161754 | FR_B1YXBJ905
Holdings [Line Items]
Percent of Total Investments	0.80%
C000161754 | FR_B15C55900
Holdings [Line Items]
Percent of Total Investments	0.80%
C000161754 | FR_517617908
Holdings [Line Items]
Percent of Total Investments	0.80%
C000161754 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Total Investments	0.70%
C000161754 | Developed Europe
Holdings [Line Items]
Percent of Total Investments	65.60%
C000161754 | North America
Holdings [Line Items]
Percent of Total Investments	1.70%
C000161754 | Asia
Holdings [Line Items]
Percent of Total Investments	21.10%
C000161754 | Developed Middle East
Holdings [Line Items]
Percent of Total Investments	2.10%
C000161754 | Australasia/Pacific
Holdings [Line Items]
Percent of Total Investments	9.50%
C000161754 | ASML Holding NV
Holdings [Line Items]
Percent of Total Investments	8.40%
C000086649 | FR_712387901
Holdings [Line Items]
Percent of Total Investments	1.00%
C000086649 | FR_ACI06R7K8
Holdings [Line Items]
Percent of Total Investments	0.90%
C000086649 | FR_494290901
Holdings [Line Items]
Percent of Total Investments	0.90%
C000086649 | FR_584235907
Holdings [Line Items]
Percent of Total Investments	0.90%
C000086649 | FR_BP6MXD906
Holdings [Line Items]
Percent of Total Investments	0.80%
C000086649 | FR_B0C2CQ902
Holdings [Line Items]
Percent of Total Investments	0.80%
C000086649 | FR_B1YXBJ905
Holdings [Line Items]
Percent of Total Investments	0.80%
C000086649 | FR_B15C55900
Holdings [Line Items]
Percent of Total Investments	0.80%
C000086649 | FR_517617908
Holdings [Line Items]
Percent of Total Investments	0.80%
C000086649 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Total Investments	0.70%
C000086649 | Developed Europe
Holdings [Line Items]
Percent of Total Investments	65.60%
C000086649 | North America
Holdings [Line Items]
Percent of Total Investments	1.70%
C000086649 | Asia
Holdings [Line Items]
Percent of Total Investments	21.10%
C000086649 | Developed Middle East
Holdings [Line Items]
Percent of Total Investments	2.10%
C000086649 | Australasia/Pacific
Holdings [Line Items]
Percent of Total Investments	9.50%
C000086649 | ASML Holding NV
Holdings [Line Items]
Percent of Total Investments	8.40%
C000177028 | FR_91282CET4
Holdings [Line Items]
Percent of Total Investments	4.40%
C000177028 | FR_912828X88
Holdings [Line Items]
Percent of Total Investments	4.40%
C000177028 | FR_91282CNL1
Holdings [Line Items]
Percent of Total Investments	4.00%
C000177028 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	3.80%
C000177028 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	3.50%
C000177028 | FR_91282CHU8
Holdings [Line Items]
Percent of Total Investments	3.50%
C000177028 | FR_91282CEW7
Holdings [Line Items]
Percent of Total Investments	2.70%
C000177028 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	2.70%
C000177028 | FR_912828YQ7
Holdings [Line Items]
Percent of Total Investments	2.20%
C000177028 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	2.10%
C000177028 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	33.30%
C000177028 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	14.50%
C000177028 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	36.90%
C000177028 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	48.60%